Income Tax (Benefit) Expense (Details)	12 Months Ended
Dec. 31, 2025
Income Tax Credit [Line Items]
Foreign investment percentage	25.00%
Minimum [Member]
Income Tax Credit [Line Items]
Income tax rate	0.00%
Maximum [Member]
Income Tax Credit [Line Items]
Income tax rate	12.50%